DEBT AGREEMENTS (Details Narrative) - USD ($)		3 Months Ended
	Jul. 14, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Unrealized gain (loss) on derivatives		$ 16,155	$ 39,047
Interest expense		13,168	$ 12,255
Debenture liability		1,184,516
Convertible debt outstanding		1,584,574		$ 1,072,663
Unamortized debt discount		965,921		1,313
Derivative liability		$ 893,381		$ 1,232,344
Lender [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 2,000,000
Interest rate	6.00%